June 24, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Investment Trust III (the "Registrant") on behalf of:
     John Hancock Large Cap Growth Fund
     John Hancock International Fund
     John Hancock Mid Cap Growth Fund

     File Nos. 33-4559; 811-4630

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending April 30, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Large Cap Growth Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally invest-
ing at least 80% of
its assets in stocks
of large-capitaliza-
tion companies in
the capitalization
range of the
Russell Top 200
Growth Index.

Over the last six months

* Stock prices moved up despite a volatile market environment.

* Large- and mega-cap stocks continued to lag small- and mid-cap stocks.

* The Fund maintained an economically sensitive bias, which hurt performance as investors shifted into more defensive sectors.

[Bar chart with heading "John Hancock Large Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The first bar represents the 0.10% total return for Class A. The second bar represents the -0.34% total return for Class B. The third bar represents the -0.23% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.3%   General Electric Co.
 3.5%   Pfizer, Inc.
 3.4%   Intel Corp.
 3.3%   Comcast Corp. (Special Class A)
 3.2%   Microsoft Corp.
 3.0%   EMC Corp.
 2.5%   Time Warner, Inc.
 2.4%   Amgen, Inc.
 2.4%   Cisco Systems, Inc.
 2.3%   Johnson & Johnson

As a percentage of net assets on April 30, 2004.

BY ROGER C. HAMILTON AND ROBERT C. JUNKIN, CPA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Large Cap Growth Fund

Recently, Roger C. Hamilton became a member of the Fund's management team, replacing Robert J. Uek. Mr. Hamilton, who has been with John Hancock since 1994, currently serves as a member of several of John Hancock's large-cap mutual fund equity teams. He began his business career in 1980.

Positive reports on the economy, job growth and corporate earnings dominated headlines during the six months ended April 30, 2004. Stock prices, however, were choppy as investors worried about the war in Iraq, the sustainability of the U.S. economic recovery and the potential for a slowdown in China's rapid growth. Concerns about whether interest rates would rise sooner or faster than originally anticipated weighed heavily on the market. Economically sensitive sectors such as technology, which had done well early in the period, faltered in the new year, as investors rotated into sectors that would be less affected by rising interest rates. Despite this volatility, the Standard & Poor's 500 Index delivered a 6.27% return for the six-month period. Although large-cap stocks benefited from the weak U.S. dollar, they lagged small- and mid-cap stocks, which received the biggest boost from the economic recovery.

"Concerns about
 whether interest rates
 would rise sooner or
 faster than originally
 anticipated weighed
 heavily on the market."

PERFORMANCE REVIEW

To take advantage of an improving economy, we invested heavily in technology and consumer cyclical stocks and kept below-average stakes in the health-care and consumer staples sectors. This positioning hurt performance as market leadership shifted. John Hancock Large Cap Growth Fund's Class A, Class B and Class C shares returned 0.10%, -0.34% and -0.23%, respectively, at net asset value, for the six months ended April 30, 2004. By comparison, the Russell Top 200 Growth Index, which tracks the performance of the largest growth stocks, returned 3.72% during the same period. The average large-cap growth fund returned 2.47%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's if you were not invested in the Fund for the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven.

[Photos of Roger Hamilton and Robert Junkin flush right next to first paragraph.]

WEAKNESS IN TECHNOLOGY SECTOR

The Fund had a very sizable stake in technology, which was the worst-performing sector in the large-cap growth universe during the six-month period. Investments in semiconductor companies Intel and Fairchild Semiconductor and semiconductor equipment manufacturer Applied Materials were among our biggest disappointments. Although earnings for the semiconductor companies were strong and valuations remained attractive, stock prices fell sharply as investors worried that the best times might be over. We took advantage of the downturn and added to some of our holdings, believing that technology spending would continue to drive strong demand. A large investment in EMC, a storage company, also hurt performance, as problems at other storage-related companies dampened returns for the whole industry. Partially offsetting some of our technology losses were sharp gains from Motorola, which benefited from a recovery in telecommunications equipment spending, as well as from initiatives under new management that focused on improved profitability. In addition, Yahoo!, a leader in the Internet search market, did well as advertising spending continued to migrate online.

"The Fund had a very sizable
 stake in technology, which
 was the worst-performing
 sector in the large-cap
 growth universe..."

GAINS FROM ENERGY AND
HEALTH-CARE STOCKS

The Fund's above-average stake in the energy sector helped performance. Tight supply and growing demand fueled continued high oil and natural gas commodity prices. As exploration and production companies saw improved revenues, they began spending more to find new reserves. This benefited energy services stocks, such as BJ Services, which supplies drilling equipment. Strong stock selection in the health-care sector also contributed positively to performance. Biogen Idec, a biotechnology company, posted exceptionally strong gains as its new multiple sclerosis drug posted better-than-expected results in trials. Pfizer, a leading branded-drug company, and Forest Laboratories, which manufactures and distributes generic and specialty drugs, also rallied as investors renewed their interest in pharmaceuticals. We added to Amgen, a large biotechnology company whose stock price looked attractive given its strong earnings growth prospects. The Fund lost ground, however, by not having a bigger stake in the health-care sector, which generated some of the best returns for the period. In addition, our below-average stake in consumer staples stocks -- which include food and beverage companies -- hurt performance as investors shifted into these more defensive names.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 18%, the second is Computers 15%, the third Electronics 12%, the fourth Media 11%, and the fifth Retail 7%.]

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 99%, and Short-term investments & other 1%.]

SHIFT IN CONSUMER POSITIONING

In response to an expected increase in interest rates, we lowered the Fund's sensitivity to the consumer side of the economy. To do this, we trimmed various retail investments, including The Gap, which had had disappointing revenue growth. Our focus instead was on media names, many of which stand to benefit from increased advertising spending related to an improving economy, the upcoming presidential election and the summer Olympics. Within the consumer discretionary sector, winners offset losers. Comcast, a leading cable provider, detracted from performance, as investors worried about whether the company would bid too high to acquire Disney. We added to our stake as the price tumbled, believing these concerns were overdone. We also purchased Liberty Media, a media holding company. The stock was selling at an attractive valuation despite strong execution by management. By contrast, media giant Time Warner rallied as investors anticipated that various catalysts would boost the stock price. Slot machine manufacturer International Game

Technology also did well, benefiting as more fiscally troubled states legalized gambling in an effort to boost revenues.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Motorola followed by an up arrow with the phrase "Rebound in telecom equipment spending; new management." The second listing is Intel followed by a down arrow with the phrase "Questions about sustainability of semiconductor cycle." The third listing is Comcast followed by a down arrow with the phrase "Concerns about bid for Disney and cable industry growth rate."]

PATIENT AND HOPEFUL OUTLOOK

Despite the market's recent volatility, we remain optimistic about its prospects, particularly in the large-cap growth area. Our expectation is that the economic recovery will continue longer than people think, driven by stronger-than-expected corporate spending. The manufacturing and industrial sectors were in a slump for four years, so we don't think they will slow down after just a few quarters of recovery. Given this outlook, we plan to keep the Fund heavily weighted toward sectors such as technology and industrials that will benefit from increased corporate spending. However, we most likely will continue to cut back on more economically sensitive consumer holdings, which tend to weaken when interest rates rise. Going forward, we think large-cap growth stocks are due to lead the market. We expect their high dividend yields to attract renewed attention in an environment of rising interest rates. We also think large-cap stocks will benefit as higher-quality companies with strong balance sheets and stable earnings move back into favor with investors.

"Despite the market's recent
 volatility, we remain opti-
 mistic about its prospects,
 particularly in the large-cap
 growth area."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                            Class A      Class B      Class C
Inception date             12-24-68       1-3-94       6-1-98

Average annual returns with maximum sales charge (POP)
One year                     10.15%        9.95%       12.75%
Five years                  -15.52%      -15.55%      -15.41%
Ten years                     0.48%        0.43%          --
Since inception                 --           --       -10.04%

Cumulative total returns with maximum sales charge (POP)
Six months                   -4.88%       -5.33%       -2.24%
One year                     10.15%        9.95%       12.75%
Five years                  -56.98%      -57.05%      -56.69%
Ten years                     4.89%        4.36%          --
Since inception                 --           --       -46.51%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell Top 200 Growth Index.

                                         Russell
             Cum Value    Cum Value      Top 200
               of $10K      of $10K       Growth
Plot Date     (No Load)     (w/Load)       Index

4-30-04        $10,000       $9,500      $10,000
5-31-94          9,899        9,406       10,212
10-31-94        10,322        9,808       11,049
4-30-95         10,962       10,417       12,260
10-31-95        12,997       12,351       14,530
4-30-96         14,612       13,885       16,184
10-31-96        15,386       14,620       17,990
4-30-97         15,327       14,564       21,075
10-31-97        17,854       16,966       23,935
4-30-98         20,424       19,407       30,036
10-31-98        19,605       18,630       31,555
4-30-99         24,382       23,169       39,251
10-31-99        25,011       23,767       42,105
4-30-00         26,352       25,041       48,208
10-31-00        22,972       21,829       43,825
4-30-01         15,073       14,323       32,383
10-31-01        11,998       11,401       26,583
4-30-02         11,963       11,368       25,524
10-31-02         9,409        8,941       21,285
4-30-03          9,525        9,051       21,995
10-31-03        11,027       10,478       25,062
4-30-04         11,039       10,489       25,993

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $25,993 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Growth Fund, before sales charge, and is equal to $11,039 as of April 30, 2004. The third line represents the value of the same hypothetical $10,000 investment made in the John Hancock Large Cap Growth Fund, after sales charge, and is equal to $10,489 as of April 30, 2004.

                                    Class B 1    Class C 1
Period beginning                    4-30-94       6-1-98
Without sales charge                $10,436       $5,404
With maximum sales charge           $10,436       $5,349
Index                               $25,993       $8,899

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell Top 200 Growth Index is an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 99.76%                                                                                     $190,405,326
(Cost $160,435,701)

Beverages 2.14%                                                                                             4,080,752
Anheuser-Busch Cos., Inc.                                                                      40,163       2,057,952
Coca-Cola Co. (The)                                                                            40,000       2,022,800

Broker Services 2.35%                                                                                       4,491,950
Goldman Sachs Group, Inc. (The)                                                                15,600       1,509,300
Merrill Lynch & Co., Inc.                                                                      55,000       2,982,650

Business Services -- Misc. 1.46%                                                                            2,788,205
Manpower, Inc.                                                                                 59,450       2,788,205

Computers 14.89%                                                                                           28,414,944
BEA Systems, Inc.*+                                                                           194,500       2,219,245
Cisco Systems, Inc.*                                                                          214,500       4,476,615
EMC Corp.*                                                                                    505,000       5,635,800
Emulex Corp.*+                                                                                 75,000       1,250,250
Mercury Interactive Corp.*+                                                                    50,000       2,127,500
Microsoft Corp.                                                                               232,200       6,030,234
Oracle Corp.*                                                                                 160,000       1,795,200
VERITAS Software Corp.*                                                                        60,000       1,600,200
Yahoo! Inc.*+                                                                                  65,000       3,279,900

Consumer Products Misc. 0.73%                                                                               1,398,060
Clorox Co. (The)                                                                               27,000       1,398,060

Cosmetics & Personal Care 2.46%                                                                             4,700,700
Estee Lauder Cos., Inc. (The) (Class A)+                                                       45,000       2,056,950
Procter & Gamble Co. (The)                                                                     25,000       2,643,750

Diversified Operations 6.72%                                                                               12,821,107
3M Co.                                                                                         20,000       1,729,600
Cendant Corp.*+                                                                               120,000       2,841,600
General Electric Co.                                                                          275,456       8,249,907

Electronics 12.44%                                                                                         23,740,770
Analog Devices, Inc.*                                                                          65,000       2,769,000
Applied Materials, Inc.*+                                                                     155,000       2,825,650
ASML Holding N.V. (NY Reg Shares) (Netherlands)*                                              105,000       1,632,750

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Electronics (continued)
Emerson Electric Co.                                                                           40,000      $2,408,800
Fairchild Semiconductor International, Inc.*                                                  135,000       2,628,450
Flextronics International Ltd. (Singapore)*+                                                   72,000       1,159,200
Intel Corp.                                                                                   249,000       6,406,770
Intersil Corp. (Class A)                                                                      100,000       1,975,000
Parker Hannifin Corp.                                                                          35,000       1,935,150

Fiber Optics 0.83%                                                                                          1,580,800
JDS Uniphase Corp.*+                                                                          520,000       1,580,800

Finance 3.60%                                                                                               6,860,110
Capital One Financial Corp.+                                                                   22,000       1,441,660
Citigroup, Inc.                                                                                35,000       1,683,150
Paychex, Inc.                                                                                  60,000       2,236,800
Sovereign Bancorp, Inc.                                                                        75,000       1,498,500

Insurance 2.88%                                                                                             5,489,920
American International Group, Inc.                                                             45,000       3,224,250
RenaissanceRe Holdings Ltd. (Bermuda)                                                          43,000       2,265,670

Leisure 0.59%                                                                                               1,132,200
International Game Technology                                                                  30,000       1,132,200

Machinery 1.55%                                                                                             2,953,740
Caterpillar, Inc.                                                                              38,000       2,953,740

Media 11.16%                                                                                               21,302,587
Comcast Corp. (Special Class A)*+                                                             215,500       6,247,345
DIRECTV Group, Inc. (The)*                                                                    204,642       3,663,092
InterActiveCorp.*+                                                                             40,000       1,274,800
Liberty Media Corp. (Class A)*                                                                300,000       3,282,000
Time Warner, Inc.*+                                                                           280,000       4,709,600
Viacom, Inc. (Class B)*+                                                                       55,000       2,125,750

Medical 18.17%                                                                                             34,676,129
Abbott Laboratories                                                                            40,000       1,760,800
Amgen, Inc.*                                                                                   80,000       4,501,600
Biogen Idec, Inc.*+                                                                            42,000       2,478,000
Express Scripts, Inc.*+                                                                        30,000       2,320,200
Forest Laboratories, Inc.*                                                                     30,000       1,934,400
Johnson & Johnson                                                                              80,017       4,323,319
Medtronic, Inc.                                                                                64,776       3,268,597
Merck & Co., Inc.                                                                              25,000       1,175,000
Mylan Laboratories, Inc.                                                                       88,750       2,033,262
Pfizer, Inc.                                                                                  186,561       6,671,421
UnitedHealth Group, Inc.                                                                       36,000       2,213,280
Zimmer Holdings, Inc.*                                                                         25,000       1,996,250

Metal 0.56%                                                                                                 1,076,250
Alcoa, Inc.+                                                                                   35,000       1,076,250

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Oil & Gas 4.50%                                                                                            $8,590,050
Apache Corp.                                                                                   40,000       1,674,800
BJ Services Co.*+                                                                              65,000       2,892,500
ENSCO International, Inc.                                                                      75,000       2,052,750
EOG Resources, Inc.                                                                            40,000       1,970,000

Retail 6.97%                                                                                               13,300,002
Best Buy Co., Inc.                                                                             55,000       2,983,750
Costco Wholesale Corp.*+                                                                       30,000       1,123,500
Home Depot, Inc. (The)                                                                         70,000       2,463,300
McDonald's Corp.                                                                               75,000       2,042,250
Staples, Inc.*                                                                                 55,400       1,427,104
Target Corp.                                                                                   35,000       1,517,950
Wal-Mart Stores, Inc.                                                                          30,564       1,742,148

Telecommunications 5.02%                                                                                    9,587,050
Avaya, Inc.*                                                                                  105,000       1,436,400
Motorola, Inc.                                                                                215,000       3,923,750
Nortel Networks Corp. (Canada)*                                                               310,000       1,159,400
Vodafone Group Plc, American Depositary Receipt (United Kingdom)                              125,000       3,067,500

Waste Disposal Service & Equip. 0.74%                                                                       1,420,000
Waste Management, Inc.                                                                         50,000       1,420,000


                                                                               INTEREST    PAR VALUE
ISSUER, MATURITY DATE                                                          RATE        (000s OMITTED)       VALUE
SHORT-TERM INVESTMENTS 21.77%                                                                             $41,550,539
(Cost $41,550,539)

Joint Repurchase Agreement 0.93%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed
Note 3.00% due 07-15-12)                                                       0.930%          $1,778       1,778,000


                                                                                           SHARES
Cash Equivalents 20.84%
AIM Cash Investment Trust**                                                                39,772,539      39,772,539

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER                                                                                                          VALUE
TOTAL INVESTMENTS 121.53%                                                                                $231,955,865

OTHER ASSETS AND LIABILITIES, NET (21.53%)                                                               ($41,101,981)

TOTAL NET ASSETS 100.00%                                                                                 $190,853,884


 + All or a portion of this security is on loan as of April 30, 2004.

 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $201,986,240)
including $38,190,586 of securities loaned                       $231,955,865
Cash                                                                      103
Receivable for investments sold                                       644,925
Receivable for shares sold                                             14,335
Dividends and interest receivable                                      90,626
Other assets                                                           41,553

Total assets                                                      232,747,407

LIABILITIES
Payable for investments purchased                                   1,705,467
Payable for shares repurchased                                         91,093
Payable for securities on loan                                     39,772,539
Payable to affiliates
Management fees                                                       123,626
Distribution and service fees                                           7,675
Other                                                                 110,932
Other payables and accrued expenses                                    82,191

Total liabilities                                                  41,893,523

NET ASSETS
Capital paid-in                                                   423,580,420
Accumulated net realized loss on investments                     (261,621,842)
Net unrealized appreciation of investments                         29,969,625
Accumulated net investment loss                                    (1,074,319)

Net assets                                                       $190,853,884

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($142,976,752 [DIV] 14,976,321 shares)                          $9.55
Class B ($44,377,769 [DIV] 5,104,254 shares)                            $8.69
Class C ($3,499,363 [DIV] 402,708 shares)                               $8.69

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($9.55 [DIV] 95%)                                            $10.05
Class C ($8.69 [DIV] 99%)                                               $8.78

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $5,911)               $834,748
Securities lending                                                     50,183
Interest                                                                9,669

Total investment income                                               894,600

EXPENSES
Investment management fees                                            760,833
Class A distribution and service fees                                 224,578
Class B distribution and service fees                                 247,198
Class C distribution and service fees                                  18,653
Transfer agent fees                                                   595,924
Accounting and legal services fees                                     30,433
Printing                                                               24,667
Registration and filing fees                                           22,729
Professional fees                                                      21,054
Miscellaneous                                                           6,512
Custodian fees                                                          6,060
Trustees' fees                                                          5,477
Interest                                                                3,115
Securities lending fees                                                 1,233

Total expenses                                                      1,968,466
Less expense reductions                                               (28,247)

Net expenses                                                        1,940,219

Net investment loss                                                (1,045,619)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                   10,657,090
Change in unrealized appreciation
(depreciation) of investments                                      (9,255,812)

Net realized and unrealized gain                                    1,401,278

Increase in net assets from operations                               $355,659

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                   YEAR        PERIOD
                                                  ENDED         ENDED
                                               10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                         ($1,915,137)  ($1,045,619)
Net realized gain                             2,702,645    10,657,090
Change in net unrealized
appreciation (depreciation)                  28,948,933    (9,255,812)

Increase in net assets
resulting from operations                    29,736,441       355,659
From Fund share transactions                (22,118,554)  (11,052,812)

NET ASSETS
Beginning of period                         193,933,150   201,551,037

End of period 2                            $201,551,037  $190,853,884

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $28,700 and $1,074,319, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $22.27      $25.04      $20.73      $10.38       $8.14       $9.54
Net investment loss 3                          (0.17)      (0.23)      (0.13)      (0.10)      (0.07)      (0.06)
Net realized and unrealized
gain (loss) on investments                      5.65       (1.48)      (9.42)      (2.14)       1.47        0.07
Total from
investment operations                           5.48       (1.71)      (9.55)      (2.24)       1.40        0.01
Less distributions
From net realized gain                         (2.71)      (2.60)      (0.80)         --          --          --
Net asset value,
end of period                                 $25.04      $20.73      $10.38       $8.14       $9.54       $9.55
Total return 4 (%)                             27.58       (8.15)     (47.77)     (21.58)      17.20 5      0.10 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $484        $421        $209        $140        $148        $143
Ratio of expenses
to average net assets (%)                       1.35        1.36        1.59        1.75        1.86        1.73 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --          --          --          --        1.87        1.76 7
Ratio of net investment loss
to average net assets (%)                      (0.70)      (0.97)      (0.99)      (0.96)      (0.82)      (0.85) 7
Portfolio turnover (%)                           183         162         131         228         121          45

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.38      $23.74      $19.40       $9.62       $7.49       $8.72
Net investment loss 3                          (0.31)      (0.37)      (0.21)      (0.15)      (0.12)      (0.10)
Net realized and unrealized
gain (loss) on investments                      5.38       (1.37)      (8.77)      (1.98)       1.35        0.07
Total from
investment operations                           5.07       (1.74)      (8.98)      (2.13)       1.23       (0.03)
Less distributions
From net realized gain                         (2.71)      (2.60)      (0.80)         --          --          --
Net asset value,
end of period                                 $23.74      $19.40       $9.62       $7.49       $8.72       $8.69
Total return 4 (%)                             26.70       (8.79)     (48.12)     (22.14)      16.42 5     (0.34) 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $312        $239         $88         $51         $50         $44
Ratio of expenses
to average net assets (%)                       2.02        2.05        2.24        2.45        2.56        2.43 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --          --          --          --        2.57        2.46 7
Ratio of net investment loss
to average net assets (%)                      (1.37)      (1.66)      (1.65)      (1.66)      (1.52)      (1.55) 7
Portfolio turnover (%)                           183         162         131         228         121          45

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.37      $23.73      $19.39       $9.61       $7.49       $8.71
Net investment loss 3                          (0.31)      (0.37)      (0.20)      (0.15)      (0.12)      (0.10)
Net realized and unrealized
gain (loss) on investments                      5.38       (1.37)      (8.78)      (1.97)       1.34        0.08
Total from
investment operations                           5.07       (1.74)      (8.98)      (2.12)       1.22       (0.02)
Less distributions
From net realized gain                         (2.71)      (2.60)      (0.80)         --          --          --
Net asset value,
end of period                                 $23.73      $19.39       $9.61       $7.49       $8.71       $8.69
Total return 4 (%)                             26.72       (8.80)     (48.15)     (22.06)      16.29 5     (0.23) 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $1          $3          $4          $3          $4          $3
Ratio of expenses
to average net assets (%)                       2.05        2.06        2.29        2.45        2.56        2.43 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --          --          --          --        2.57        2.46 7
Ratio of net investment loss
to average net assets (%)                      (1.36)      (1.71)      (1.68)      (1.66)      (1.53)      (1.55) 7
Portfolio turnover (%)                           183         162         131         228         121          45

1 Audited by previous auditor.

2 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Large Cap Growth Fund (the "Fund") is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $38,190,586 collateralized by cash in the amount of $39,772,539. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $271,450,368 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 - $216,254,383 and October 31, 2010 - $55,195,985.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $2,220 and had no impact on the Fund's ratio of expenses to average net assets, for the period ended April 30, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $65,393 with regard to sales of Class A shares. Of this amount, $9,572 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,221 was paid as sales commissions to unrelated broker-dealers and $21,600 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $2,782 with regard to sales of Class C shares. Of this amount, $2,594 was paid as sales commissions to unrelated broker-dealers and $188 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $45,243 for Class B shares and $322 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $26,027 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $160 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       1,307,717     $11,137,303       718,063      $7,086,674
Repurchased               (3,054,320)    (25,747,820)   (1,215,445)    (12,030,572)
Net decrease              (1,746,603)   ($14,610,517)     (497,382)    ($4,943,898)

CLASS B SHARES
Sold                       1,154,106      $8,948,550       388,455      $3,523,678
Repurchased               (2,151,843)    (16,592,814)   (1,068,052)     (9,621,137)
Net decrease                (997,737)    ($7,644,264)     (679,597)    ($6,097,459)

CLASS C SHARES
Sold                         118,376        $923,718        62,530        $565,418
Repurchased                 (102,019)       (787,491)      (64,193)       (576,873)
Net increase (decrease)       16,357        $136,227        (1,663)       ($11,455)

NET DECREASE              (2,727,983)   ($22,118,554)   (1,178,642)   ($11,052,812)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $90,377,137 and $99,940,210, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $202,591,371. Gross unrealized appreciation and depreciation of investments aggregated $34,126,619 and $4,762,125, respectively, resulting in net unrealized appreciation of $29,364,494. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

------------------------------------------------------------
Equity                      Balanced Fund
                            Classic Value Fund
                            Core Equity Fund
                            Focused Equity Fund
                            Growth Trends Fund
                            International Fund
                            Large Cap Equity Fund
                            Large Cap Growth Fund
                            Large Cap Select Fund
                            Mid Cap Growth Fund
                            Multi Cap Growth Fund
                            Small Cap Equity Fund
                            Small Cap Growth Fund
                            Sovereign Investors Fund
                            U.S. Global Leaders Growth Fund

------------------------------------------------------------
Sector                      Biotechnology Fund
                            Financial Industries Fund
                            Health Sciences Fund
                            Real Estate Fund
                            Regional Bank Fund
                            Technology Fund

------------------------------------------------------------
Income                      Bond Fund
                            Government Income Fund
                            High Income Fund
                            High Yield Fund
                            Investment Grade Bond Fund
                            Strategic Income Fund

------------------------------------------------------------
Tax-Free Income             California Tax-Free Income Fund
                            High Yield Municipal Bond Fund
                            Massachusetts Tax-Free Income Fund
                            New York Tax-Free Income Fund
                            Tax-Free Bond Fund

------------------------------------------------------------
Money Market                Money Market Fund
                            U.S. Government Cash Reserve


For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

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Now available: electronic delivery
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This report is for the information of
the shareholders of the John Hancock
Large Cap Growth Fund.


200SA 4/04
      6/04

JOHN HANCOCK
International Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 14

For your information
page 29

To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
normally investing
at least 80% of its
assets in stocks of
foreign companies.

Over the last six months

* Rising corporate profits and accelerating growth boosted international equity markets.

* The Fund's holdings in most countries and sectors produced positive results.

* On a relative basis, the Fund's emphasis on growth stocks held it back as value stocks outperformed growth.

[Bar chart with heading "John Hancock International Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.25% total return for Class A. The second bar represents the 6.88% total return for Class B. The third bar represents the 6.88% total return for Class C. The fourth bar represents the 7.78% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.5%   Roche Holding AG
 2.2%   Vodafone Group Plc
 2.2%   Mizuho Financial Group, Inc.
 1.7%   Diageo Plc
 1.7%   Kyocera Corp.
 1.6%   Toyota Motor Corp.
 1.5%   Man Group Plc
 1.4%   Holcim Ltd.
 1.4%   Siemens AG
 1.4%   HSBC Holdings Plc

As a percentage of net assets on April 30, 2004.

BY HORACIO A. VALEIRAS, CFA, FOR THE NICHOLAS-APPLEGATE
CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
International Fund

International equity markets rallied sharply during the six months ended April 30, 2004. Investors bid stock prices higher in response to rising corporate profits and accelerating growth in many of the world's economies. Depreciation of the U.S. dollar boosted performance for U.S.-based investors, as returns in local currencies were generally worth more in dollar terms.

In Japan, the world's second-largest economy, a number of favorable developments inspired investor enthusiasm. Japanese banks, which were at the center of the country's problems in the 1990s, saw non-performing loans decline and evidence of a revival in loan growth. In February, Japan reported that its economy grew at a 7% annual rate in the fourth quarter of 2003 -- its best performance since 1990. Business sentiment among large manufacturers reached a seven-year high and domestic consumption picked up, illustrated by better-than-expected earnings from Japanese retailers.

"International equity
 markets rallied sharply
 during the six months
 ended April 30, 2004."

In Europe, while high unemployment and the strength of the euro restrained economic activity, corporate profit growth soared to a level unseen in more than two decades. Earnings acceleration was driven by easy year-over-year comparisons and a recovery in the global capital-expenditure cycle that fueled demand for European exports. Business with China was particularly strong, as European companies supplied infrastructure equipment used to build Chinese power plants, railways and water-treatment systems.

This period's gain in international equity prices was broad-based, with stocks in most countries and economic sectors posting solid increases. On a comparative basis, developed markets outperformed emerging markets, and defensive sectors beat economically sensitive groups. Investors shied away from riskier equities given concerns the surging U.S. economy would prompt the Federal Reserve to begin raising U.S. interest rates sooner than expected. Weak domestic demand in Europe made an early rate hike from the European Central Bank less likely, despite brisk exports, an upturn in manufacturing and a rebound in business confidence.

FUND PERFORMANCE EXPLAINED

For the six months ended April 30, 2004, John Hancock International Fund's Class A, Class B, Class C and Class I shares gained 7.25%, 6.88%, 6.88% and 7.78%, respectively, at net asset value. According to Lipper, Inc.,1 the average international fund increased 10.46% during the same period, while the benchmark MSCI All Country World Free Ex-U.S. Index rose 11.71%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

"The Fund's holdings
 in most countries and
 sectors of investment
 generated gains, result-
 ing in a solid total return
 for the period."

The Fund's holdings in most countries and sectors of investment generated gains, resulting in a solid total return for the period. Absolute performance was especially strong in Mexico, Spain and the energy sector, where positions were up more than 20% on average. On a relative basis, the Fund lagged its peer group and the MSCI All Country World Free Ex-U.S. Index. The Fund had more exposure to companies with higher growth expectations than its peer group and the index, which hurt performance given that growth stocks trailed value stocks. Issue selection in Switzerland, the Netherlands and the consumer discretionary sector also negatively affected the Fund's results versus the benchmark.

On the positive side, security selection in Japan helped relative performance, as did a modest overweight in Russia, which was one of the best-performing countries this period. Stock selection among financial services companies favorably impacted relative results, and an underweight in basic materials, a sector that trailed the broad market, was another plus.

LEADERS AND LAGGARDS

The Fund's top-performing stocks included Shinsei Bank and Mizuho Financial Group, two Japanese banks that benefited from increased confidence in the country's economic recovery. U.K.-based mmO2, a provider of mobile communications services, was another strong performer amid rumors the company was being purchased. Decliners included Adecco, a Swiss staffing firm that confronted accounting issues in its U.S. division; Netherlands-based ASM International, a semiconductor equipment maker with near-term profit concerns; and Aegis Group, a U.K. advertising and market research company that experienced a slowdown in new business.

[Table at top left-hand side of page entitled "Top five industry groups."
The first listing is Banks -- foreign 12%, the second is Electronics 12%, the third Telecommunications 12%, the fourth Medical 8%, and the fifth Oil & gas 6%.]

FUND MOVES

As a result of our stock-by-stock investment decisions, there were some changes to the Fund's country and sector weightings during the period. For example, we reduced holdings in emerging Asian countries, most notably Taiwan, and increased holdings in Europe, where we identified more promising growth opportunities. In terms of sectors, we decreased positions in basic materials and financial services stocks, and increased the Fund's weighting in consumer discretionary names.

[Bar chart at middle of page with heading "Top five countries As a percentage of net assets on 4-30-04." The chart is divided into five sections: Japan 21%, United Kingdom 21%, Switzerland 9%, France 9% and South Korea 5%.]

As of April 30, 2004, we believe the Fund is well positioned to capitalize on the favorable investment climate. The Fund was overweight stocks in emerging Asia and underweight European companies relative to the benchmark, despite the changes to country exposures described above. The Fund was overweight the consumer discretionary and technology sectors and underweight basic materials and financial services companies.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Shinsei Bank followed by an up arrow with the phrase "Increased confidence in the country's economic recovery." The second listing is mm02 followed by an up arrow with the phrase "Acquisition rumors boost stock." The third listing is Adecco followed by a down arrow with the phrase "Accounting issues in U.S. division."]


OUTLOOK

Nicholas-Applegate's outlook for international equities remains positive. Many of the world's economies are experiencing accelerating growth rates as business and consumer spending picks up. In particular, strength in Asian export markets and signs of a recovery in U.S. employment bode well for continued global economic expansion. Growth expectations for Europe and Japan are more subdued, but corporate earnings are strong in both regions. Although interest rates may be headed higher in the near future, global monetary policy remains accommodative and supports corporate investment. We are especially optimistic in our outlook for international growth stocks, given increased advertising and media budgets, robust retail sales and solid demand from consumers and corporations for the latest technology.

"Many of the world's
 economies are experiencing
 accelerating growth rates
 as business and consumer
 spending picks up."

Throughout the rest of 2004 and beyond, we will consistently adhere to our research-intensive stock selection process. We are confident that our focus on making timely investments in companies exhibiting positive, sustainable change will benefit the Fund's shareholders over the long term.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004
                              Class A      Class B      Class C      Class I 1
Inception date                 1-3-94       1-3-94       6-1-98       3-1-02

Average annual returns with maximum sales charge (POP)
One year                        24.02%       24.92%       27.58%       31.84%
Five years                      -8.03%       -8.08%       -7.92%          --
Ten years                       -1.93%       -1.98%          --           --
Since inception                    --           --        -6.19%        4.45%

Cumulative total returns with maximum sales charge (POP)
Six months                       1.83%        1.88%        4.80%        7.78%
One year                        24.02%       24.92%       27.58%       31.84%
Five years                     -34.22%      -34.39%      -33.79%          --
Ten years                      -17.72%      -18.16%          --           --
Since inception                    --           --       -31.48%        9.87%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the MSCI All Country World Free Ex-U.S. Index.

                                             MSCI
                                      All Country
             Cum Value    Cum Value         World
               of $10K      of $10K        Ex-U.S.
Plot Date     (No Load)     (w/Load)   Free Index

4-30-04        $10,000       $9,500       $10,000
5-31-94         10,196        9,686         9,988
10-31-94        10,600       10,070        10,507
4-30-95          9,901        9,406        10,300
10-31-95        10,075        9,570        10,112
4-30-96         10,990       10,440        11,338
10-31-96        10,768       10,229        10,968
4-30-97         11,103       10,547        11,219
10-31-97        10,421        9,900        11,292
4-30-98         12,155       11,546        12,798
10-31-98        11,006       10,455        11,625
4-30-99         12,505       11,879        13,504
10-31-99        13,679       12,994        14,317
4-30-00         14,423       13,701        15,411
10-31-00        12,290       11,675        13,818
4-30-01         10,170        9,661        12,540
10-31-01         8,037        7,635        10,169
4-30-02          8,311        7,895        10,919
10-31-02         6,633        6,301         8,871
4-30-03          6,633        6,301         9,014
10-31-03         8,076        7,672        11,250
4-30-04          8,662        8,228        12,416

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $12,416 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock International Fund, before sales charge, and is equal to $8,662 as of April 30, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock International Fund, after sales charge, and is equal to $8,228 as of April 30, 2004.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    4-30-94       6-1-98       3-1-02
Without sales charge                 $8,184       $6,918      $10,987
With maximum sales charge            $8,184       $6,852      $10,987
Index                               $12,416      $10,005      $11,854

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Morgan Stanley Capital International (MSCI) All Country World Free Ex-U.S. Index is an unmanaged index of freely traded stocks of foreign companies.

It is not possible to invest directly
in an index. Index figures do not
reflect sales charges and would be
lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, securities-linked warrants, units and short-term investments. The common and preferred stocks, securities-linked warrants and units are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES          VALUE
COMMON STOCKS 91.91%                                                                                      $94,559,338
(Cost $84,638,884)

Australia 3.43%                                                                                             3,526,267
BNP Billiton Ltd. (Diversified Operations)                                                     59,800         495,361
News Corp. Ltd. (The) (Media)                                                                 135,081       1,245,782
Rio Tinto Ltd. (Diversified Operations)                                                        18,900         444,020
Westpac Banking Corp. (Banks -- Foreign)                                                      106,295       1,341,104

Austria 1.01%                                                                                               1,041,867
Telekom Austria AG* (Telecommunications)                                                       70,949       1,041,867

Canada 2.04%                                                                                                2,096,335
ATI Technologies, Inc.* (Electronics)                                                          47,200         686,760
Petro-Canada (Oil & Gas)                                                                       14,700         647,965
Precision Drilling Corp.* (Oil & Gas)                                                          15,900         761,610

France 9.36%                                                                                                9,633,782
Alcatel SA* (Telecommunications)                                                               53,872         802,720
Axa SA (Insurance)                                                                             20,600         433,879
Bouygues SA (Building)                                                                         30,600       1,045,066
Christian Dior SA (Cosmetics & Personal Care)                                                  17,565       1,103,340
Havas SA (Advertising)                                                                        198,771       1,098,459
L'Oreal SA (Cosmetics & Personal Care)                                                         15,146       1,142,032
Societe Generale SA (Banks -- Foreign)                                                         14,483       1,206,627
Television Francaise 1 SA (Media)                                                              25,472         786,878
Thales SA (Electronics)                                                                        25,416         944,188
Total SA (Oil & Gas)                                                                            5,788       1,070,593

Germany 3.87%                                                                                               3,985,353
Deutsche Post AG (Transportation)                                                              43,897         968,239
Merck KGaA (Medical)                                                                           21,046       1,125,212
SAP AG (Computers)                                                                              3,000         458,883
Siemens AG (Diversified Operations)                                                            19,957       1,433,019

Hong Kong 3.10%                                                                                             3,188,075
CLP Holdings Ltd. (Utilities)                                                                  20,300         108,009
Esprit Holdings Ltd. (Diversified Operations)                                                 177,300         727,403
Hang Lung Properties Ltd. (Real Estate Operations)                                            472,000         638,427

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Hong Kong (continued)
Henderson Land Development Co., Ltd. (Real Estate Operations)                                 168,000        $753,865
Hutchison Whampoa Ltd. (Diversified Operations)                                                57,000         383,664
Sino Land Co., Ltd. (Real Estate Operations)                                                  952,000         576,707

Italy 2.29%                                                                                                 2,358,489
ENI SpA (Oil & Gas)                                                                            33,900         689,216
Mediaset SpA (Media)                                                                            7,800          85,555
Saipem SpA (Oil & Gas)                                                                         77,700         728,379
Telecom Italia Mobile SpA (Telecommunications)                                                149,900         855,339

Japan 21.36%                                                                                               21,970,813
Ajinomoto Co., Inc. (Food)                                                                     90,000       1,052,875
Asahi Glass Co., Ltd. (Building)                                                               76,000         804,386
Canon, Inc. (Office)                                                                           22,000       1,154,275
Chugai Pharmaceutical Co., Ltd. (Medical)                                                      72,800       1,101,681
Daiwa Securities Group, Inc. (Finance)                                                        157,000       1,180,826
Fuji Photo Film Co., Ltd. (Leisure)                                                            36,000       1,158,081
Ito-Yokado Co., Ltd. (Retail)                                                                  24,000         998,233
JFE Holdings, Inc. (Steel)                                                                     23,600         529,292
Kyocera Corp. (Electronics)                                                                    20,800       1,720,846
Matsushita Electric Industrial Co., Ltd. (Electronics)                                         89,000       1,307,317
Mitsubishi Estate Co., Ltd. (Real Estate Operations)                                           57,000         674,052
Mizuho Financial Group, Inc. (Banks -- Foreign)                                                   472       2,232,649
Nintendo Co., Ltd. (Leisure)                                                                    9,200         868,687
NTT DoCoMo, Inc. (Telecommunications)                                                             676       1,341,525
Sumitomo Corp. (Diversified Operations)                                                       118,000         905,677
Sumitomo Mitsui Financial Group, Inc. (Banks -- Foreign)                                           93         702,841
Sumitomo Trust & Banking Co., Ltd. (Banks -- Foreign)                                         113,000         679,915
Tokyo Gas Co., Ltd. (Utilities)                                                               226,000         837,606
Toppan Printing Co., Ltd. (Printing -- Commercial)                                             93,000       1,093,027
Toyota Motor Corp. (Automobiles/Trucks)                                                        45,000       1,627,022

Mexico 1.09%                                                                                                1,125,540
America Movil SA de CV, American Depositary Receipts (ADR)
(Telecommunications)                                                                           33,300       1,125,540

Netherlands 3.45%                                                                                           3,553,954
ASM International NV* (Electronics)                                                            30,259         627,524
ASML Holding NV (NY Reg Shares)* (Electronics)                                                 61,000         948,550
ING Groep NV (Insurance)                                                                       46,000         985,951
Royal Philips Electronics NV (Electronics)                                                     17,700         482,071
STMicroelectronics NV (Electronics)                                                            23,128         509,858

Norway 0.92%                                                                                                  947,507
Telenor ASA (Telecommunications)                                                              144,123         947,507

Russia 1.74%                                                                                                1,792,016
Gazprom (ADR) (Oil & Gas)                                                                      16,400         506,760
Lukoil (ADR) (Oil & Gas)                                                                       11,800       1,285,256

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Singapore 0.57%                                                                                              $588,322
Keppel Corp. Ltd. (Diversified Operations)                                                    140,000         588,322

South Korea 4.36%                                                                                           4,482,226
Hana Bank (Banks -- Foreign)                                                                   22,900         494,750
Hyundai Department Store Co., Ltd. (Retail)                                                     4,440         119,954
Korean Air Co. Ltd. (Transportation)                                                           16,260         221,724
LG Chem Ltd. (Chemicals)                                                                        4,470         180,575
LG Electronics, Inc. (Electronics)                                                             14,670         890,190
NHN Corp. (Computers)                                                                           5,558         495,476
Samsung Electronics Co., Ltd. (Electronics)                                                     2,060         977,901
Shinhan Financial Group Co., Ltd. (Finance)                                                    16,150         281,474
Shinsegae Co., Ltd. (Retail)                                                                      780         176,162
SK Telecom Co., Ltd. (Telecommunications)                                                       2,370         403,972
Ssangyong Motor Co.* (Automobiles/Trucks)                                                      33,020         240,048

Spain 0.82%                                                                                                   839,410
Banco Bilbao Vizcaya Argentaria SA (Banks -- Foreign)                                          63,600         839,410

Sweden 2.34%                                                                                                2,403,393
Ericsson (LM) Telefonaktiebolaget AB* (ADR) (Telecommunications)                               50,400       1,344,168
Skandinaviska Enskilda Banken AB (A Shares) (Banks -- Foreign)                                 72,900       1,059,225

Switzerland 8.39%                                                                                           8,634,998
Adecco SA (Business Services -- Misc.)                                                         19,499         871,485
Holcim Ltd. (Building)                                                                         28,416       1,467,261
Nestle SA (Food)                                                                                3,195         808,237
Novartis AG (Medical)                                                                          20,188         899,943
Roche Holding AG (Medical)                                                                     24,701       2,590,881
Synthes, Inc. (Medical)                                                                           777         844,357
UBS AG (Banks -- Foreign)                                                                      16,221       1,152,834

Taiwan 0.01%                                                                                                    6,813
Eva Airways Corp.* (Transportation)                                                            16,704           6,813

Thailand 0.78%                                                                                                802,049
Advanced Info Service Pcl (Telecommunications)                                                320,900         802,049

United Kingdom 20.98%                                                                                      21,582,129
Aegis Group Plc (Advertising)                                                                 324,730         519,718
Berkeley Group Plc (Building)                                                                  61,603       1,070,597
British Sky Broadcasting Group Plc* (Media)                                                    76,300         901,149
Carnival Plc (Leisure)                                                                         18,148         813,265
Celltech Group Plc* (Medical)                                                                 160,576       1,196,703
Diageo Plc (Beverages)                                                                        128,395       1,722,483
Electrocomponents Plc (Electronics)                                                           128,006         809,259
George Wimpey Plc (Building)                                                                  177,700       1,292,808
HSBC Holdings Plc (Banks -- Foreign)                                                           97,607       1,398,589
Imperial Tobacco Group Plc (Tobacco)                                                           48,000       1,063,167
InterContinental Hotels Group Plc (Leisure)                                                   106,349         993,898
Man Group Plc (Finance)                                                                        51,000       1,526,654
mm02 Plc* (Telecommunications)                                                                604,673       1,072,305

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
United Kingdom (continued)
Next Plc (Retail)                                                                              37,855        $936,473
Reckitt Benckiser Plc (Soap & Cleaning Preparations)                                           44,000       1,143,891
Royal Bank of Scotland Group Plc (Banks -- Foreign)                                            44,819       1,345,603
Tesco Plc (Retail)                                                                            124,400         548,759
United Business Media Plc (Printing -- Commercial)                                            115,510         942,270
Vodafone Group Plc (Telecommunications)                                                       940,329       2,284,538

PREFERRED STOCKS 0.91%                                                                                       $941,282
(Cost $358,022)

South Korea 0.91%                                                                                             941,282
LG Household & Health Care Ltd. (Soap & Cleaning Preparations)                                  9,780         148,782
Samsung Electronics Co., Ltd. (Electronics)                                                     2,870         792,500

SECURITIES-LINKED WARRANTS 2.47%                                                                           $2,545,926
(Cost $2,756,944)

India 0.02%                                                                                                    16,842
Hindustan Lever Ltd.*+ (Soap & Cleaning Preparations)                                         115,000          16,842

Taiwan 2.45%                                                                                                2,529,084
Cathay Financial Holding Co., Ltd.*# (Insurance)                                              562,000         998,286
United Microelectronics Corp.*# (Electronics)                                               1,132,245       1,015,839
Yageo Corp.*# (Electronics)                                                                   945,000         514,959

UNITS 1.06%                                                                                                $1,086,023
(Cost $1,078,968)

Switzerland 1.06%                                                                                           1,086,023
Compagnie Financiere Richemont AG* (Retail)                                                    42,223       1,086,023

See notes to
financial statements.


11


FINANCIAL STATEMENTS



                                                                            INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                          RATE          (000S OMITTED)        VALUE
SHORT-TERM INVESTMENTS 2.90%                                                                               $2,986,000
(Cost $2,986,000)

Joint Repurchase Agreement 2.90%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond, 3.875%
due 04-15-29 and U.S. Treasury Inflation
Indexed Note, 3.000% due 07-15-12)                                          0.930%             $2,986       2,986,000

TOTAL INVESTMENTS 99.25%                                                                                 $102,118,569

OTHER ASSETS AND LIABILITIES, NET 0.75%                                                                      $768,748

TOTAL NET ASSETS 100.00%                                                                                 $102,887,317


* Non-income-producing security.

+ Credit-linked warrant.

# Equity-linked warrant.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

April 30, 2004
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                     VALUE AS A PERCENTAGE
INVESTMENT DISTRIBUTION                      OF NET ASSETS
-----------------------------------------------------------
Advertising                                           1.57%
Automobiles/Trucks                                    1.82
Banks -- Foreign                                     12.10
Beverages                                             1.67
Building                                              5.52
Business Services -- Misc.                            0.85
Chemicals                                             0.18
Computers                                             0.93
Cosmetics & Personal Care                             2.18
Diversified Operations                                4.84
Electronics                                          11.88
Finance                                               2.91
Food                                                  1.81
Insurance                                             2.35
Leisure                                               3.73
Media                                                 2.94
Medical                                               7.54
Office                                                1.12
Oil & Gas                                             5.53
Printing -- Commercial                                1.98
Real Estate Operations                                2.57
Retail                                                3.76
Soap & Cleaning Preparations                          1.27
Steel                                                 0.51
Telecommunications                                   11.68
Tobacco                                               1.03
Transportation                                        1.16
Utilities                                             0.92
Short-term investments                                2.90

Total Investments                                    99.25%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES


April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $91,818,723)                          $102,118,569
Cash                                                                      805
Foreign cash at value (cost $45,865)                                   45,868
Receivable for investments sold                                     2,849,048
Receivable for shares sold                                             52,968
Dividends and interest receivable                                     338,097
Other assets                                                           63,427

Total assets                                                      105,468,782

LIABILITIES
Payable for investments purchased                                   2,000,485
Payable for shares repurchased                                        108,519
Payable to affiliates
Management fees                                                        94,880
Distribution and service fees                                           6,533
Other                                                                 158,586
Other payables and accrued expenses                                   212,462

Total liabilities                                                   2,581,465

NET ASSETS
Capital paid-in                                                   166,438,217
Accumulated net realized loss on investments
and foreign currency transactions                                 (73,399,889)
Net unrealized appreciation of investments and
translation of assets and liabilities in foreign currencies        10,288,230
Accumulated net investment loss                                      (439,241)

Net assets                                                       $102,887,317

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($67,056,309 [DIV] 10,065,827 shares)                           $6.66
Class B ($30,458,595 [DIV] 4,905,291 shares)                            $6.21
Class C ($4,101,138 [DIV] 660,135 shares)                               $6.21
Class I ($1,271,275 [DIV] 187,114 shares)                               $6.79

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($6.66 [DIV] 95%)                                             $7.01
Class C ($6.21 [DIV] 99%)                                               $6.27

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $115,982)             $876,841
Interest                                                                8,620

Total investment income                                               885,461

EXPENSES
Investment management fees                                            456,844
Class A distribution and service fees                                  98,986
Class B distribution and service fees                                 155,012
Class C distribution and service fees                                  18,553
Class A, B and C transfer agent fees                                  392,745
Class I transfer agent fees                                               293
Custodian fees                                                         92,917
Registration and filing fees                                           36,291
Professional fees                                                      17,000
Accounting and legal services fees                                     15,282
Printing                                                               10,355
Miscellaneous                                                           9,148
Interest expense                                                        5,060
Trustees' fees                                                          4,017

Total expenses                                                      1,312,503
Less expense reductions                                                (8,592)

Net expenses                                                        1,303,911

Net investment loss                                                  (418,450)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        14,422,253
Foreign currency transactions                                        (448,051)
Change in net unrealized appreciation (depreciation) of
Investments                                                        (6,789,458)
Translation of assets and liabilities in foreign currencies           (10,872)

Net realized and unrealized gain                                    7,173,872

Increase in net assets from operations                             $6,755,422

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during the
last two
periods. The differ-
ence reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to share-
holders and any
increase or
decrease in money
shareholders
invested in the
Fund.
                                                         YEAR        PERIOD
                                                        ENDED         ENDED
                                                     10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                 ($332,738)    ($418,450)
Net realized gain                                   3,128,084    13,974,202
Change in net unrealized
appreciation (depreciation)                        10,775,633    (6,800,330)

Increase in net assets
resulting from operations                          13,570,979     6,755,422
From Fund share transactions                       71,228,289      (731,730)

NET ASSETS
Beginning of period                                12,064,357    96,863,625

End of period 2                                   $96,863,625  $102,887,317


1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $20,791 and $439,241, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.81      $10.95       $9.45       $6.18       $5.10       $6.21
Net investment loss 2                          (0.02)      (0.04)      (0.05)      (0.04)      (0.04)      (0.02)
Net realized and unrealized
gain (loss) on investments                      2.16       (1.01)      (3.22)      (1.04)       1.15        0.47
Total from
investment operations                           2.14       (1.05)      (3.27)      (1.08)       1.11        0.45
Less distributions
From net realized gain                            --       (0.45)         --          --          --          --
Net asset value,
end of period                                 $10.95       $9.45       $6.18       $5.10       $6.21       $6.66
Total return 3,4 (%)                           24.29      (10.15)     (34.60)     (17.48)      21.76        7.25 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $7         $15          $8          $6         $62         $67
Ratio of expenses
to average net assets (%)                       1.96        1.88        2.23        2.38        2.45        2.33 6
Ratio of adjusted expenses
to average net assets 7 (%)                     3.81        3.44        3.83        4.43        3.00        2.35 6
Ratio of net investment loss
to average net assets (%)                      (0.20)      (0.43)      (0.65)      (0.68)      (0.63)      (0.59) 6
Portfolio turnover (%)                           113         163         278         228 8       216 8        99

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.55      $10.55       $9.04       $5.86       $4.81       $5.81
Net investment loss 2                          (0.09)      (0.12)      (0.10)      (0.08)      (0.07)      (0.04)
Net realized and unrealized
gain (loss) on investments                      2.09       (0.94)      (3.08)      (0.97)       1.07        0.44
Total from
investment operations                           2.00       (1.06)      (3.18)      (1.05)       1.00        0.40
Less distributions
From net realized gain                            --       (0.45)         --          --          --          --
Net asset value,
end of period                                 $10.55       $9.04       $5.86       $4.81       $5.81       $6.21
Total return 3,4 (%)                           23.39      (10.65)     (35.18)     (17.92)      20.79        6.88 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $9         $12          $6          $5         $30         $30
Ratio of expenses
to average net assets (%)                       2.63        2.57        2.93        3.08        3.15        3.03 6
Ratio of adjusted expenses
to average net assets 7 (%)                     4.48        4.13        4.53        5.13        3.70        3.05 6
Ratio of net investment loss
to average net assets (%)                      (0.91)      (1.13)      (1.34)      (1.38)      (1.28)      (1.31) 6
Portfolio turnover (%)                           113         163         278         228 8       216 8        99

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.55      $10.57       $9.05       $5.87       $4.81       $5.81
Net investment loss 2                          (0.10)      (0.11)      (0.10)      (0.08)      (0.06)      (0.04)
Net realized and unrealized
gain (loss) on investments                      2.12       (0.96)      (3.08)      (0.98)       1.06        0.44
Total from
investment operations                           2.02       (1.07)      (3.18)      (1.06)       1.00        0.40
Less distributions
From net realized gain                            --       (0.45)         --          --          --          --
Net asset value,
end of period                                 $10.57       $9.05       $5.87       $4.81       $5.81       $6.21
Total return 3,4 (%)                           23.63      (10.72)     (35.14)     (18.06)      20.79        6.88 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 9        $1          $1          $1          $3          $4
Ratio of expenses
to average net assets (%)                       2.66        2.57        2.93        3.08        3.15        3.03 6
Ratio of adjusted expenses
to average net assets 7 (%)                     4.51        4.13        4.53        5.13        3.70        3.05 6
Ratio of net investment loss
to average net assets (%)                      (1.04)      (1.07)      (1.35)      (1.38)      (1.11)      (1.26) 6

Portfolio turnover (%)                           113         163         278         228 8       216 8        99

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

PERIOD ENDED                                10-31-02 10     10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $6.18           $5.12       $6.30
Net investment income (loss) 2                 (0.01)           0.03        0.01
Net realized and unrealized
gain (loss) on investments                     (1.05)           1.15        0.48
Total from
investment operations                          (1.06)           1.18        0.49
Net asset value,
end of period                                  $5.12           $6.30       $6.79
Total return 3 (%)                            (17.15) 4,5      23.05 4      7.78 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $1              $1          $1
Ratio of expenses
to average net assets (%)                       2.04 6          1.60        1.32 6
Ratio of adjusted expenses
to average net assets 7 (%)                     4.09 6          2.15          --
Ratio of net investment income
(loss) to average net assets (%)               (0.34) 6         0.58        0.44 6
Portfolio turnover (%)                           228 8           216 8        99

 1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

 2 Based on the average of the shares outstanding.

 3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 5 Not annualized.

 6 Annualized.

 7 Does not take into consideration expense reductions during the periods shown.

 8 Excludes merger activity.

 9 Less than $500,000.

10 Class I shares began operations on 3-01-02.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock International Fund (the "Fund") is a diversified series of John Hancock Investment III Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S.

dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities-linked warrants

The Fund may buy and sell securities-linked warrants. The Fund purchases the equity-linked and credit-linked warrants from a broker, who in turn purchases the underlying securities in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the underlying securities are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock or unit of fixed income security, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying investments. The warrants can be redeemed for 100% of the value of the underlying securities, less transaction costs. Securities-linked warrants are subject to risks related to the counterparty's ability to perform under the contract, and to the market risk of the underlying holding. The Fund may also suffer losses if it is unable to sell outstanding securities-linked warrants or reduce its exposure through offsetting transactions.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on April 30, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $86,921,411 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2005 -- $587,636, October 31, 2006 -- $1,234,369, October 31, 2007 -- $523,573, October 31, 2008 --
57,323,110, October 31, 2009 -- $20,736,888 and October 31, 2010 --
$6,515,835. Availability of a certain amount of the carryforwards which were acquired on June 7, 2002, in a merger with John Hancock International Equity fund, on May 9, 2003, in mergers with John Hancock European Equity Fund and John Hancock Global fund and in a merger with John Hancock Pacific Basin Equity Fund on September 26, 2003, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $200,000,000, (c) 0.75% of the next $200,000,000 and (d) 0.625%
of the Fund's average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees and transfer agent fees, to 1.27% of the Fund's average daily net asset value, at least until February 28, 2005. There were no expense reductions related to this total expense limitation for the period ended April 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $34,758 with regard to sales of Class A shares. Of this amount, $4,645 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $21,345 was paid as sales commissions to unrelated broker-dealers and $8,768 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $3,691 with regard to sales of Class C shares. Of this amount, $3,675 was paid as sales commissions to unrelated broker-dealers and $16 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $26,219 for Class B shares and $396 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value. Signature Services agreed to limit Class A, Class B and Class C shares' transfer agent fees to 0.78% of each class's average daily net asset value, at least until February 28, 2005. Signature Services also reduced the transfer agent fee for Class A, Class B and Class C shares by $8,592 during the period ended April 30, 2004. Signature Services reserves the right to terminate these limitations in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $195 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganizations and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       1,647,644      $9,092,862     1,223,602      $8,309,167
Issued in reorganizations  9,576,643      51,258,116            --              --
Repurchased               (2,256,593)    (12,418,091)   (1,217,628)     (8,141,716)
Net increase               8,967,694     $47,932,887         5,974        $167,451

CLASS B SHARES
Sold                         452,210      $2,359,494       704,090      $4,468,904
Issued in reorganizations  4,660,904      23,715,852            --              --
Repurchased                 (894,451)     (4,591,171)     (996,021)     (6,226,667)
Net increase (decrease)    4,218,663     $21,484,175      (291,931)    ($1,757,763)

CLASS C SHARES
Sold                         193,720        $972,776       217,038      $1,368,926
Issued in reorganizations    313,872       1,607,553            --              --
Repurchased                 (129,277)       (641,150)      (98,037)       (618,550)
Net increase                 378,315      $1,939,179       119,001        $750,376

CLASS I SHARES
Sold                         177,491        $978,406        32,723        $226,359
Repurchased                 (201,766)     (1,106,358)      (17,286)       (118,153)
Net increase (decrease)      (24,275)      ($127,952)       15,437        $108,206

NET INCREASE (DECREASE)   13,540,397     $71,228,289      (151,519)      ($731,730)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $98,916,910 and $104,407,433, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $91,872,973. Gross unrealized appreciation and depreciation of investments aggregated $12,668,293 and $2,422,697, respectively, resulting in net unrealized appreciation of $10,245,596. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reorganizations

On May 7, 2003, the shareholders of the John Hancock Global Fund ("Global Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Global Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 6,558,929 Class A shares, 1,864,356 Class B shares and 130,784 of Class C shares of the Fund for the net assets of the Global Fund, which amounted to $34,316,962, $9,149,332 and $642,073 for Class A, Class B and Class C
shares of the Global Fund, respectively, including the total of $1,730,018 of unrealized appreciation, after the close of business on May 9, 2003.

On May 7, 2003, the shareholders of the John Hancock European Equity Fund ("European Equity Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the European Equity Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 889,585 Class A shares, 1,099,066 Class B shares and 48,954 Class C shares of the Fund for the net assets of the European Equity Fund, which amounted to $4,654,400, $5,393,668 and $240,336 for Class A, Class B and Class C shares of the European Equity Fund, respectively, including the total of $1,183,872 of unrealized appreciation, after the close of business on May 9, 2003.

On September 24, 2003, the shareholders of the John Hancock Pacific Basin Equities Fund ("Pacific Basin Equities Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Pacific Basin Equities Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 2,128,129 Class A shares, 1,697,482 Class B shares and 134,134 Class C shares of the Fund for the net assets of the Pacific Basin Equities Fund, which amounted to $12,286,754, $9,172,852 and $725,144 for Class A, Class B and Class C
shares of the Pacific Basin Equities Fund, respectively, including the total of $3,956,781 of unrealized appreciation, after the close of business on September 26, 2003.

OUR FAMILY
OF FUNDS

-----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

-----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

-----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

-----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

-----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information
of the shareholders of the John Hancock
International Fund


400SA 4/04
      6/04

JOHN HANCOCK
Mid Cap Growth Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation
by investing at
least 80% of its
assets in stocks
of medium-
capitalization
companies (in
the capitalization
range of the
Russell Midcap
Growth Index)
with above-
average earnings
growth.

Over the last six months

* The stock market was volatile as investors rotated from economically sensitive sectors such as technology to more defensive sectors such as health care.

* Mid-cap stocks held up well, beating large-cap stocks, but lagging small-cap stocks.

* Disappointing stock selection in the technology and consumer discretionary sectors hurt Fund performance.

[Bar chart with heading "John Hancock Mid Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The first bar represents the 0.00% total return for Class A. The second bar represents the -0.39% total return for Class B. The third bar represents the -0.39% total return for Class C. The fourth bar represents the 0.47% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.8%   Comverse Technology, Inc.
 2.8%   Biogen Idec, Inc.
 2.6%   Caremark Rx, Inc.
 2.6%   Symantec Corp.
 2.4%   BJ Services Co.
 2.4%   Yankee Candle Co, Inc. (The)
 2.3%   Panera Bread Co.
 2.3%   Pactiv Corp.
 2.3%   Coach, Inc.
 2.2%   Patterson-UTI Energy, Inc.

As a percentage of net assets on April 30, 2004.

MANAGER'S
REPORT

BY THOMAS F. NORTON, CFA, PORTFOLIO MANAGER

JOHN HANCOCK
Mid Cap Growth Fund

Robert J. Uek, previously a member of the Fund's portfolio management team, recently left John Hancock Advisers, LLC to pursue other opportunities.

Stock prices closed higher for the six months ended April 30, 2004, but gave investors a bumpy ride. The market gained ground early on, fueled by signs the economy was improving and corporate earnings were meeting or beating expectations. Economically sensitive sectors such as technology and industrials led the rally. After the New Year began, however, sentiment shifted. Investors began to lock in profits, selling stocks that had previously performed well and moving into sectors such as health care that tend to be less affected by changes in the economy or interest rates. In April, the market changed course again, as investors began to reward companies that met expectations. In this volatile six-month period, the Russell Midcap Growth Index returned 5.74%. Mid-cap stocks beat their large-cap peers, but lagged small-cap names, which reaped the most benefit from an improving economy.

"Stock prices closed
 higher for the six
 months ended April 30,
 2004, but gave a bumpy
 ride to investors."

STRATEGY AND PERFORMANCE REVIEW

John Hancock Mid Cap Growth Fund remained diversified across industries, focusing on solid, well-run companies with strong earnings growth prospects that were selling at reasonable valuations. We continued to tilt the Fund toward economically sensitive sectors, even though stocks in these areas faltered in the first quarter of 2004. We took a long-term approach, believing that stocks that continued to meet or exceed investors' expectations would be rewarded with higher prices. However, we also continued our disciplined approach of re-evaluating and often selling individual stocks that reached our pre-established price targets.

[A photo of Thomas Norton flush right next to first paragraph.]

For the six months ended April 30, 2004, the Fund's Class A, Class B, Class C and Class I shares returned 0.00%, -0.39%, -0.39% and 0.47%, respectively, at net asset value. The Fund trailed the average mid-cap growth fund, which returned 2.64%, according to Lipper, Inc.1 Keep in mind that your net asset value will be different from the Fund's if you were not invested in the Fund for the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven. Weak performance from technology and consumer discretionary stocks -- sectors that represented sizable weights in the portfolio -- hurt performance. In addition, specific stocks declined when their companies missed earnings or revenue expectations.

WINNERS AND LOSERS IN TECHNOLOGY

Technology stocks suffered overall, as investors took profits amid concerns the sector's run might be over. In addition, certain stocks that we owned tumbled sharply for company specific reasons. McDATA, a storage-based company, fell after missing earnings estimates for the fourth quarter of 2003 and then announcing that first quarter 2004 earnings would be lower than originally expected. Foundry Networks, a networking company, also took a hard hit as rumors circulated that the company's earnings and revenue numbers would fall short of investors' expectations.

"The Fund's above-average
 investment in the poorly
 performing technology
 sector detracted from
 performance."

Strong performance from a few technology names somewhat eased these disappointments. Symantec, which makes Norton Anti-Virus software, soared as demand remained strong, enabling the company to raise prices. The result was strong revenue and profit growth. Lexmark International benefited as prices for the printers it makes remained stable. In addition, order flow increased under a recent deal to produce printers for Dell. We added a large stake in Comverse Technology, a company that sells voice-mail software to wireless and wireline carriers. Although Comverse had little impact on performance during the period, we believe it has strong growth potential as demand for its services increases.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 19%, the second is Medical 15%, the third Oil & gas 10%, the fourth Electronics 8%, and the fifth Retail 6%.]

DISAPPOINTMENTS FROM CONSUMER STOCKS

Weak stock selection and a below-average stake in the consumer discretionary sector further hampered returns. Among our biggest detractors were LeapFrog Enterprises, a company that makes educational toys, and Dollar Tree Stores, a retail chain that sells items for a dollar or less. LeapFrog continued to gain market share, but suffered because of a slight miss in expected revenues. Rising fuel prices contributed to higher costs for Dollar Tree, while also crimping spending by shoppers and ultimately hurting same-store sales comparisons. We sold our stake in Dollar Tree, concerned that higher energy costs would continue to hamper performance. Amid concerns about rising interest rates, we reduced our overall stake in consumer discretionary stocks.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 99% and Short-term investments & other 1%.]

STRENGTH FROM HEALTH CARE AND ENERGY

The Fund benefited from a sizable investment and strong stock selection in health care. The biggest gains came from a handful of companies. Biogen Idec, a biotechnology company, climbed sharply after announcing very successful trial results for its new multiple sclerosis drug. Investors' expectations for the drug and the stock soared. Caremark Rx, a pharmacy benefits manager, also took off, as more investors recognized the company's strengths in terms of management, product offerings, services and market share. Aetna, a health insurer, enjoyed a strong turnaround after restructuring its business and delivering higher profits. We trimmed our stakes in some of these winners, reducing our overall investment in the health-care sector. The Fund also had an above-average stake in energy stocks, which contributed positively to performance. Tightening supplies and increased demand resulted in continued strong oil and natural gas commodity prices. High prices boosted cash flows for the exploration and production companies, giving them more resources to spend on finding new reserves. We favored energy service companies that supply drilling equipment. Among our additions were Smith International, which rallied nicely amid improved demand for its services and better pricing, and BJ Services.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Biogen
Idec followed by an up arrow with the phrase "Better-than-expected trial results for new multiple sclerosis drug." The second listing is McDATA followed by a down arrow with the phrase "Missed and lowered earnings expectations."
The third listing is LeapFrog Enterprises followed by a down arrow with the phrase "Slightly disappointing revenues in highly competitive business."]

CAUTIOUS OPTIMISM

We think that improving economic growth and the prospect of higher interest rates will most likely result in continued market volatility. However, we remain optimistic that mid-cap stocks will continue to do well, benefiting from a combination of attractive valuations and strong growth outlooks. Our plan is to maintain the Fund's economically sensitive tilt with a focus on companies that continue to exhibit improved earnings and revenue growth. We think that investors will eventually reward these companies with higher stock prices.

"We think that improving
 economic growth and the
 prospect of higher interest
 rates will most likely
 result in continued
 market volatility."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                              Class A      Class B      Class C      Class I 1
Inception date                11-1-93      11-1-93       6-1-98       3-1-02

Average annual returns with maximum sales charge (POP)
One year                        18.90%       19.15%       21.98%       26.18%
Five years                      -4.45%       -4.49%       -4.32%          --
Ten years                        4.35%        4.30%          --           --
Since inception                    --           --        -2.48%        2.35%

Cumulative total returns with maximum sales charge (POP)
Six months                      -4.96%       -5.37%       -2.39%        0.47%
One year                        18.90%       19.15%       21.98%       26.18%
Five years                     -20.34%      -20.52%      -19.83%          --
Ten years                       53.13%       52.28%          --           --
Since inception                    --           --       -13.79%        5.15%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

                                                      Russell
             Cum Value    Cum Value                    Midcap
               of $10K      of $10K      S&P 500       Growth
Plot Date     (No Load)     (w/Load)       Index        Index

4-30-04        $10,000       $9,500      $10,000      $10,000
5-31-94          9,950        9,457       10,164       10,015
10-31-94         9,851        9,362       10,633       10,442
4-30-95         10,435        9,917       11,747       11,310
10-31-95        11,578       11,004       13,445       12,973
4-30-96         15,143       14,392       15,295       15,132
10-31-96        15,763       14,982       16,684       15,302
4-30-97         14,275       13,567       19,140       15,726
10-31-97        17,148       16,298       22,042       19,068
4-30-98         18,981       18,040       27,000       22,148
10-31-98        15,536       14,766       26,890       19,532
4-30-99         19,219       18,266       32,892       24,879
10-31-99        21,914       20,827       33,792       26,888
4-30-00         29,731       28,257       36,223       38,071
10-31-00        29,203       27,755       35,850       37,287
4-30-01         19,954       18,965       31,524       26,851
10-31-01        14,641       13,915       26,922       21,335
4-30-02         15,501       14,732       27,544       22,821
10-31-02        12,366       11,753       22,855       17,577
4-30-03         12,882       12,243       23,879       19,017
10-31-03        16,112       15,313       27,609       24,484
4-30-04         16,112       15,313       29,341       25,890

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $29,341 as of April 30, 2004. The second line represents Index 2 and is equal to $25,890 as of April 30, 2004. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Growth Fund, before sales charge, and is equal to $16,112 as of April 30, 2004. The fourth line represents the value of the same hypothetical investment made in the John Hancock Mid Cap Growth Fund, after sales charge, and is equal to $15,313 as of April 30, 2004.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    4-30-94       6-1-98       3-1-02
Without sales charge                $15,228       $8,707      $10,515
With maximum sales charge           $15,228       $8,621      $10,515
Index 1                             $29,341      $11,055      $10,153
Index 2                             $25,890      $12,322      $11,230

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell Midcap Growth Index -- Index 2 -- is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                    SHARES                VALUE
COMMON STOCKS 99.24%                                                                                     $152,560,370
(Cost $136,375,547)

Advertising 1.61%                                                                                           2,480,712
Omnicom Group, Inc.                                                                       31,200            2,480,712

Business Services -- Misc. 5.90%                                                                            9,063,700
ChoicePoint, Inc.* +                                                                      77,597            3,408,060
Corporate Executive Board Co. (The)*                                                      54,200            2,799,430
Manpower, Inc.                                                                            60,900            2,856,210

Computers 19.10%                                                                                           29,365,858
Affiliated Computer Services, Inc.* +                                                     65,000            3,152,500
BEA Systems, Inc.* +                                                                     197,700            2,255,757
Emulex Corp.* +                                                                           60,000            1,000,200
Fiserv, Inc.*                                                                             82,000            2,997,920
Foundry Networks, Inc.*                                                                  211,650            2,391,645
Lexmark International, Inc.*                                                              38,000            3,437,480
Manhattan Associates, Inc.*                                                               57,500            1,545,025
McDATA Corp. (Class B)*                                                                  281,000            1,441,530
Mercury Interactive Corp.*                                                                65,500            2,787,025
SanDisk Corp.* +                                                                         101,200            2,338,732
Symantec Corp.* +                                                                         87,350            3,935,117
VERITAS Software Corp.*                                                                   78,100            2,082,927

Consumer Products Misc. 4.18%                                                                               6,418,720
Jarden Corp.*                                                                             75,000            2,790,000
Yankee Candle Co, Inc. (The)*                                                            134,000            3,628,720

Containers 4.31%                                                                                            6,625,109
Crown Holdings, Inc.*                                                                    364,850            3,079,334
Pactiv Corp.*                                                                            154,500            3,545,775

Cosmetics & Personal Care 2.05%                                                                             3,153,990
Estee Lauder Cos., Inc. (The) (Class A) +                                                 69,000            3,153,990

Electronics 8.17%                                                                                          12,554,220
Agere Systems, Inc.*                                                                     600,000            1,302,000
Applied Micro Circuits Corp.* +                                                          433,500            1,911,735
ASML Holding NV (N Y Reg Shares) (Netherlands)*                                           87,000            1,352,850
Axcelis Technologies, Inc.* +                                                            175,000            1,839,250

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                    SHARES                VALUE
Electronics (continued)
Flextronics International Ltd. (Singapore)*                                               53,000              853,300
Jabil Circuit, Inc.* +                                                                    88,800            2,343,432
LTX Corp.*                                                                               114,500            1,251,485
Parker-Hannifin Corp.                                                                     30,750            1,700,168

Fiber Optics 1.15%                                                                                          1,770,800
JDS Uniphase Corp.*                                                                      582,500            1,770,800

Finance 1.66%                                                                                               2,556,750
Affiliated Managers Group, Inc.* +                                                        52,500            2,556,750

Insurance 1.49%                                                                                             2,292,015
RenaissanceRe Holdings Ltd. (Bermuda)                                                     43,500            2,292,015

Leisure 1.09%                                                                                               1,677,780
LeapFrog Enterprises, Inc.* +                                                             78,000            1,677,780

Machinery 1.51%                                                                                             2,321,550
AGCO Corp.*                                                                              120,600            2,321,550

Manufacturing 1.55%                                                                                         2,379,152
Danaher Corp.                                                                             25,715            2,379,152

Media 5.21%                                                                                                 8,006,940
Radio One, Inc. (Class D)* +                                                             136,500            2,588,040
Univision Communications, Inc. (Class A)* +                                               75,000            2,538,750
Westwood One, Inc.*                                                                       97,500            2,880,150

Medical 14.95%                                                                                             22,977,700
Aetna, Inc.                                                                               32,000            2,648,000
Barr Pharmaceuticals, Inc.*                                                               36,000            1,491,120
Biogen Idec, Inc.* +                                                                      73,750            4,351,250
Caremark Rx, Inc.*                                                                       117,500            3,977,375
Community Health Systems, Inc.* +                                                         73,000            1,882,670
Gilead Sciences, Inc.*                                                                    28,000            1,703,240
Invitrogen Corp.* +                                                                       41,000            2,961,430
Kinetic Concepts, Inc.*                                                                    4,550              220,220
Millennium Pharmaceuticals, Inc.*                                                        138,000            2,068,620
Taro Pharmaceutical Industries Ltd. (Israel)*                                             38,700            1,673,775

Oil & Gas 9.76%                                                                                            15,000,000
BJ Services Co.*                                                                          82,500            3,671,250
EOG Resources, Inc. +                                                                     63,800            3,142,150
Patterson-UTI Energy, Inc.* +                                                             95,000            3,438,050
Pride International, Inc.* +                                                              90,000            1,518,300
Smith International, Inc.*                                                                59,000            3,230,250

Paper & Paper Products 1.24%                                                                                1,908,090
Smurfit-Stone Container Corp.* +                                                         111,000            1,908,090

Retail 6.33%                                                                                                9,739,240
Fastenal Co. +                                                                            55,200            3,028,824
Linens 'n Things, Inc.* +                                                                 97,500            3,162,900
Panera Bread Co.*                                                                         86,800            3,547,516

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                    SHARES                VALUE
Telecommunications 4.33%                                                                                   $6,656,544
Avaya, Inc.* +                                                                           168,000            2,298,240
Comverse Technology, Inc.*                                                               266,400            4,358,304

Textile 2.30%                                                                                               3,535,800
Coach, Inc.*                                                                              83,000            3,535,800

Transportation 1.35%                                                                                        2,075,700
AirTran Holdings, Inc.*                                                                  170,000            2,075,700


                                                                       INTEREST       PAR VALUE
ISSUER, MATURITY DATE                                                  RATE           (000s OMITTED)            VALUE
SHORT-TERM INVESTMENTS 34.22%                                                                             $52,601,712
(Cost $52,601,712)

Joint Repurchase Agreement 1.06%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%,
due 04-15-29, and U.S. Treasury Inflation
Indexed Note 3.000%, due 07-15-12)                                     0.930%             $1,623           1,623,000


                                                                                      SHARES
Cash Equivalents 33.16%
AIM Cash Investment Trust **                                                          50,978,712           50,978,712

TOTAL INVESTMENTS 133.46%                                                                                $205,162,082

OTHER ASSETS AND LIABILITIES, NET (33.46%)                                                               ($51,432,750)

TOTAL NET ASSETS 100.00%                                                                                 $153,729,332

 + All or a portion of this security is on loan as of April 30, 2004.

 * Non-income-producing security.

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $188,977,259)
including $49,244,911 of securities loaned                       $205,162,082
Cash                                                                      435
Receivable for investments sold                                     2,595,799
Receivable for shares sold                                             11,522
Interest receivable                                                        42
Other assets                                                           25,867

Total assets                                                      207,795,747

LIABILITIES
Payable for investments purchased                                   2,711,286
Payable for shares repurchased                                        143,577
Payable for securities on loan                                     50,978,712
Payable to affiliates
Management fees                                                       113,005
Distribution and service fees                                           6,649
Other                                                                  55,637
Other payables and accrued expenses                                    57,549

Total liabilities                                                  54,066,415

NET ASSETS
Capital paid-in                                                   237,772,527
Accumulated net realized loss on investments                      (98,885,674)
Net unrealized appreciation of investments                         16,184,823
Accumulated net investment loss                                    (1,342,344)

Net assets                                                       $153,729,332

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($105,606,248 [DIV] 12,525,180 shares)                          $8.43
Class B ($42,044,432 [DIV] 5,450,391 shares)                            $7.71
Class C ($3,258,937 [DIV] 422,420 shares)                               $7.71
Class I ($2,819,715 [DIV] 328,777 shares)                               $8.58

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($8.43 [DIV] 95%)                                             $8.87
Class C ($7.71 [DIV] 99%)                                               $7.79

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.


INVESTMENT INCOME
Securities lending                                                   $123,663
Dividends (net of foreign withholding taxes of $167)                  104,600
Interest                                                               10,385

Total investment income                                               238,648

EXPENSES
Investment management fees                                            652,651
Class A distribution and service fees                                 163,656
Class B distribution and service fees                                 237,661
Class C distribution and service fees                                  17,295
Class A, B and C transfer agent fees                                  400,240
Class I transfer agent fees                                               767
Registration and filing fees                                           28,416
Accounting and legal services fees                                     24,474
Custodian fees                                                         15,614
Professional fees                                                      15,333
Printing                                                               12,393
Miscellaneous                                                           4,467
Trustees' fees                                                          4,027
Securities lending fees                                                 3,048
Interest                                                                  602

Total expenses                                                      1,580,644
Less expense reductions                                               (20,461)

Net expenses                                                        1,560,183

Net investment loss                                                (1,321,535)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                   11,615,140
Change in unrealized appreciation
(depreciation) of investments                                     (10,161,846)

Net realized and unrealized gain                                    1,453,294

Increase in net assets from operations                               $131,759

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                           YEAR        PERIOD
                                                          ENDED         ENDED
                                                       10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                 ($2,569,314)  ($1,321,535)
Net realized gain                                    16,717,797    11,615,140
Change in net unrealized
appreciation (depreciation)                          23,244,385   (10,161,846)

Increase in net assets
resulting from operations                            37,392,868       131,759
From Fund share transactions                        (13,076,268)   (7,281,904)

NET ASSETS
Beginning of period                                 136,562,877   160,879,477

End of period 2                                    $160,879,477  $153,729,332

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $20,809 and $1,342,344, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $9.11      $12.85      $16.03       $7.66       $6.47       $8.43
Net investment loss 2                          (0.12)      (0.17)      (0.12)      (0.11)      (0.11)      (0.06)
Net realized and unrealized
gain (loss) on investments                      3.86        4.23       (7.48)      (1.08)       2.07        0.06
Total from
investment operations                           3.74        4.06       (7.60)      (1.19)       1.96        0.00
Less distributions
From net realized gain                            --       (0.88)      (0.77)         --          --          --
Net asset value,
end of period                                 $12.85      $16.03       $7.66       $6.47       $8.43       $8.43
Total return 3 (%)                             41.05       33.26      (49.87)     (15.54)      30.29        0.00 4,5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $112        $176         $85         $85        $107        $106
Ratio of expenses
to average net assets (%)                       1.60        1.46        1.63        1.89        1.98        1.71 6
Ratio of adjusted expenses
to average net assets 7 (%)                       --          --          --          --          --        1.74 6
Ratio of net investment loss
to average net assets (%)                      (1.14)      (1.08)      (1.13)      (1.52)      (1.62)      (1.42) 6
Portfolio turnover (%)                           153         146         211         267 8       183          40


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.72      $12.22      $15.08       $7.13       $5.98       $7.74
Net investment loss 2                          (0.18)      (0.27)      (0.18)      (0.16)      (0.15)      (0.08)
Net realized and unrealized
gain (loss) on investments                      3.68        4.01       (7.00)      (0.99)       1.91        0.05
Total from
investment operations                           3.50        3.74       (7.18)      (1.15)       1.76       (0.03)
Less distributions
From net realized gain                            --       (0.88)      (0.77)         --          --          --
Net asset value,
end of period                                 $12.22      $15.08       $7.13       $5.98       $7.74       $7.71
Total return 3 (%)                             40.14       32.30      (50.24)     (16.13)      29.43       (0.39) 4,5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $146        $241        $101         $46         $48         $42
Ratio of expenses
to average net assets (%)                       2.23        2.16        2.33        2.56        2.67        2.41 6
Ratio of adjusted expenses
to average net assets 7 (%)                       --          --          --          --          --        2.44 6
Ratio of net investment loss
to average net assets (%)                      (1.77)      (1.78)      (1.83)      (2.20)      (2.31)      (2.11) 6
Portfolio turnover (%)                           153         146         211         267 8       183          40


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.72      $12.21      $15.07       $7.13       $5.99       $7.74
Net investment loss 2                          (0.19)      (0.27)      (0.18)      (0.16)      (0.15)      (0.08)
Net realized and unrealized
gain (loss) on investments                      3.68        4.01       (6.99)      (0.98)       1.90        0.05
Total from
investment operations                           3.49        3.74       (7.17)      (1.14)       1.75       (0.03)
Less distributions
From net realized gain                            --       (0.88)      (0.77)         --          --          --
Net asset value,
end of period                                 $12.21      $15.07       $7.13       $5.99       $7.74       $7.71
Total return 3 (%)                             40.02       32.32      (50.21)     (15.99)      29.22       (0.39) 4,5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 9        $5          $3          $2          $3          $3
Ratio of expenses
to average net assets (%)                       2.30        2.16        2.33        2.58        2.68        2.41 6
Ratio of adjusted expenses
to average net assets 7 (%)                       --          --          --          --          --        2.44 6
Ratio of net investment loss
to average net assets (%)                      (1.82)      (1.80)      (1.83)      (2.21)      (2.32)      (2.12) 6
Portfolio turnover (%)                           153         146         211         267 8       183          40


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

PERIOD ENDED                                     10-31-02 10     10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                 $8.16           $6.51       $8.54
Net investment loss 2                               (0.06)          (0.06)      (0.03)
Net realized and unrealized
gain (loss) on investments                          (1.59)           2.09        0.07
Total from
investment operations                               (1.65)           2.03        0.04
Net asset value,
end of period                                       $6.51           $8.54       $8.58
Total return 3 (%)                                 (20.22) 4        31.18        0.47 4,5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3              $3          $3
Ratio of expenses to average net assets (%)          1.46 6          1.22        0.98 6
Ratio of net investment loss
to average net assets (%)                           (1.00) 6        (0.85)      (0.69) 6
Portfolio turnover (%)                                267 8           183          40

 1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

 2 Based on the average of the shares outstanding.

 3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 4 Not annualized.

 5 Total return would have been lower had certain expenses not been reduced during the period shown.

 6 Annualized.

 7 Does not take into consideration expense reductions during the period shown.

 8 Excludes merger activity.

 9 Less than $500,000

10 Class I shares began operations on 3-1-02.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Mid Cap Growth Fund (the "Fund") is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consider ation, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $49,244,911 collateralized by cash in the amount of $50,978,712. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $109,741,917 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 -- $2,538,691, October 31, 2009 -- $82,196,780 and October 31, 2010 -- $25,006,446. Availability
of a certain amount of loss carryforward, which was acquired on September 7, 2002, in a merger, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $57,330 with regard to sales of Class A shares. Of this amount, $7,295 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,322 was paid as sales commissions to unrelated broker-dealers and $12,713 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $1,192 with regard to sales of Class C shares. Of this amount, $1,118 was paid as sales commissions to unrelated broker-dealers and $74 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $33,766 for Class B shares and $174 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $20,461 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $161 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       2,334,794     $16,511,673     1,179,926     $10,369,689
Repurchased               (2,850,728)    (19,782,837)   (1,295,997)    (11,367,229)
Net decrease                (515,934)    ($3,271,164)     (116,071)      ($997,540)

CLASS B SHARES
Sold                         913,561      $6,171,951       418,504      $3,350,124
Repurchased               (2,400,880)    (15,429,942)   (1,174,526)     (9,414,289)
Net decrease              (1,487,319)    ($9,257,991)     (756,022)    ($6,064,165)

CLASS C SHARES
Sold                         128,247        $829,129        67,349        $536,952
Repurchased                 (122,444)       (789,063)      (61,290)       (492,306)
Net increase                   5,803         $40,066         6,059         $44,646

CLASS I SHARES
Shares sold                  173,708      $1,227,046        37,113        $331,487
Shares reinvested           (259,133)     (1,814,225)      (66,483)       (596,332)
Net decrease                 (85,425)      ($587,179)      (29,370)      ($264,845)

NET DECREASE              (2,082,875)   ($13,076,268)     (895,404)    ($7,281,904)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $64,747,217 and $70,235,498, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $188,977,259. Gross unrealized appreciation and depreciation of investments aggregated $26,797,323 and $10,612,500, respectively, resulting in net unrealized appreciation of $16,184,823.

OUR FAMILY
OF FUNDS
------------------------------------------------------------
Equity                   Balanced Fund
                         Classic Value Fund
                         Core Equity Fund
                         Focused Equity Fund
                         Growth Trends Fund
                         International Fund
                         Large Cap Equity Fund
                         Large Cap Growth Fund
                         Large Cap Select Fund
                         Mid Cap Growth Fund
                         Multi Cap Growth Fund
                         Small Cap Equity Fund
                         Small Cap Growth Fund
                         Sovereign Investors Fund
                         U.S. Global Leaders Growth Fund

------------------------------------------------------------
Sector                   Biotechnology Fund
                         Financial Industries Fund
                         Health Sciences Fund
                         Real Estate Fund
                         Regional Bank Fund
                         Technology Fund

------------------------------------------------------------
Income                   Bond Fund
                         Government Income Fund
                         High Income Fund
                         High Yield Fund
                         Investment Grade Bond Fund
                         Strategic Income Fund

------------------------------------------------------------
Tax-Free Income          California Tax-Free Income Fund
                         High Yield Municipal Bond Fund
                         Massachusetts Tax-Free Income Fund
                         New York Tax-Free Income Fund
                         Tax-Free Bond Fund

------------------------------------------------------------
Money Market             Money Market Fund
                         U.S. Government Cash Reserve


For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Mid Cap Growth Fund.


390SA 4/04
      6/04

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures is
filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment III Trust


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


By:
---------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2004